Chapter 11- Schedule of equity allocation (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)	74,048,962	49,999,998	49,999,998	49,999,998	100,384,435
% Allocation			100.00%
Equity dilution on conversion of convertible bond			100.00%
Allocation to predecessor senior secured lenders
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)			41,499,999
% Allocation			83.00%	83.00%
Equity dilution on conversion of convertible bond			78.85%
Allocation to new money lenders - holders of subscription rights
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)			6,250,001
% Allocation			12.50%	12.50%
Equity dilution on conversion of convertible bond			11.87%
Allocation to new money lenders - backstop parties
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)			2,125,000
% Allocation			4.25%	4.25%
Equity dilution on conversion of convertible bond			4.04%
Allocation to predecessor shareholders
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)			124,998
% Allocation			0.25%	0.25%
Equity dilution on conversion of convertible bond			0.24%
Allocation to convertible bondholder
Reorganization, Chapter 11 [Line Items]
Number of shares (in shares)			0
% Allocation			0.00%
Equity dilution on conversion of convertible bond			5.00%